Capital and Capital Reserves (Details Textual) - ILS (₪) ₪ / shares in Units, ₪ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Capital and Capital Reserves (Textual)
Purchased ordinary shares		5,862,615
Gross proceeds from offering		₪ 97	[1]
Private Placements [Member]
Capital and Capital Reserves (Textual)
Purchased ordinary shares	8,800,000
Ordinary shares, par value	₪ 11.25
Gross proceeds from offering	₪ 97
Warrants [Member]
Capital and Capital Reserves (Textual)
Purchased ordinary shares		4,400,000
Ordinary shares, par value		₪ 11.00
Warrants terminate date		Jun. 30, 2019
Capital and Capital Reserves [Member]
Capital and Capital Reserves (Textual)
Ordinary shares, par value				₪ 0.01	₪ 0.01

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.